As filed with the U.S. Securities and Exchange Commission on February 13, 2014

Securities Act File No. 2-96408

Investment Company Act File No. 811-04254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. Post-Effective Amendment No. 246 and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 247

(Check appropriate box or boxes.)

Legg Mason Partners Income Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on March 19, 2014 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Western Asset Ultra Short Obligations Fund.

Part A (the Prospectus) and Part B (the Statement of Additional Information) of the Registrant’s Registration Statement, filed by the Registrant in Post-Effective Amendment No. 218 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-96408) and Amendment No. 219 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04254) pursuant to Rule 485(a) on May 8, 2013 (Accession Number 0001193125-13-207489), and Part C of the Registrant’s Registration Statement, filed by the Registrant in Post-Effective Amendment No. 223 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-96408) and Amendment No. 224 to the Registration Statement on
Form N-1A under the Investment Company Act of 1940 (File No. 811-04254) pursuant to Rule 485(b)(1)(iii) on July 19, 2013 (Accession Number 0001193125-13-295185), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until March 19, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 13th day of February, 2014.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Western Asset Ultra Short Obligations Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 13, 2014.

Signature	Title

/s/ Kenneth D. Fuller Kenneth D. Fuller	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ Kenneth D. Fuller Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Income Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 13th day of February, 2014.

MASTER PORTFOLIO TRUST, on behalf of its series, Ultra Short Obligations Portfolio.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 13, 2014.

Signature	Title

/s/ Kenneth D. Fuller Kenneth D. Fuller	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ Kenneth D. Fuller Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.